Acquisitions (Details Narrative) - USD ($)							3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 04, 2021	Mar. 09, 2020	Mar. 09, 2020	Feb. 19, 2020	Aug. 07, 2019	Jun. 11, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 10, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Payments to acquire businesses, gross								$ 7,056,949	$ 315,289	$ 315,289	$ 16,331,026
Debt instrument interest rate										12.00%	12.00%		12.00%
Useful life for intangible assets											8 years 7 months 6 days
12.0% Senior Secured Note [Member]
Business Acquisition [Line Items]
Deposit into escrow												$ 16,500,000
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life								3 years		3 years
Useful life for intangible assets											3 years
Trade Names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										16 years 7 months 17 days
Useful life for intangible assets											20 years
Subscriber Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										5 years 1 month 6 days
Useful life for intangible assets											8 years 4 months 24 days
Advertising Relationships [Member]
Business Acquisition [Line Items]
Useful life for intangible assets											9 years 4 months 24 days
Database Rights [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										3 years
Useful life for intangible assets											15 years
Customer-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										5 years
College Spun Media Incorporated [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition	$ 11,829,893
Stock Issued During Period, Shares, Restricted Stock Award, Gross	4,285,714
Restructuring and Related Cost, Incurred Cost	$ 128,076
Payments to acquire businesses, gross	10,829,893
Total cash consideration	12,468,909
College Spun Media Incorporated [Member] | Closing [Member]
Business Acquisition [Line Items]
Cash payment	10,829,893
College Spun Media Incorporated [Member] | Closing [Member] | Working Capital Adjustment [Member]
Business Acquisition [Line Items]
Cash payment	$ 829,893
College Spun Media Incorporated [Member] | First Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued	500,000
College Spun Media Incorporated [Member] | Second Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued	500,000
Petametrics Inc [Member]
Business Acquisition [Line Items]
Cash payment				$ 184,087
Stock Issued During Period, Shares, New Issues							256,661
Stock Issued During Period, Shares to be Issued							55,839
Payments to acquire businesses, gross			$ 315,289
Total cash consideration			$ 815,289
Petametrics Inc [Member] | Closing [Member]
Business Acquisition [Line Items]
Cash payment		$ 131,202
Petametrics Inc [Member] | First Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued		312,500
Petametrics Inc [Member] | Second Anniversary Date [Member]
Business Acquisition [Line Items]
Number of restricted common stock issued		312,500
TST Acquisition Co, Inc [Member]
Business Acquisition [Line Items]
Transaction costs related to acquisition						$ 199,630
TST Acquisition Co, Inc [Member] | Merger Agreement [Member]
Business Acquisition [Line Items]
Payments to acquire businesses, gross						$ 16,500,000
Deposit into escrow												$ 16,500,000
Total cash consideration					$ 16,500,000
TST Acquisition Co, Inc [Member] | Merger Agreement [Member] | 12.0% Senior Secured Note [Member]
Business Acquisition [Line Items]
Debt instrument interest rate						12.00%
Authentic Brand Group SI LLC [Member] | The Street And The Sports Illustrated Licensing Agreement [Member]
Business Acquisition [Line Items]
Transaction costs related to acquisition											$ 331,026
Licensing agreement term description											The Company has the option, subject to certain conditions, to renew the term of the Sports Illustrated Licensing Agreement for nine consecutive renewal terms of 10 years each (collectively with the initial term, the “Term”), for a total of 100 years.
Prepaid royalties											$ 45,000,000